Components Of Accrued Expenses And Other Payables (Parenthetical) (Detail) $ in Thousands		6 Months Ended
	Feb. 09, 2015 USD ($) Entity	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Schedule of Accrued Liabilities [Line Items]
Settlement of payable for purchase of equipment	$ 67,202	$ 52,278	$ 0
Number of vendors to be settled | Entity	2
Jiangxi LDK PV Silicon Technology Co. Ltd.
Schedule of Accrued Liabilities [Line Items]
Percentage of equity interest owned	3.791%
Debt - equity conversion, conversion period		1 year
Debt - equity conversion, conversion start date		Feb. 09, 2015
Debt - equity conversion, conversion end date		Feb. 08, 2016
Subject to cash payments
Schedule of Accrued Liabilities [Line Items]
Settlement of payable for purchase of equipment	$ 14,924
Subject to conversion of equity interest
Schedule of Accrued Liabilities [Line Items]
Settlement of payable for purchase of equipment	$ 52,278